UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

		Schedule of Investments
		May 31, 2011 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 98.99%

Aerospace/Aircrafts/Defense - 3.12%
2,800	Boeing Co.	$ 218,484
8,400	Raytheon Co.	423,192
7,700	United Technologies Corp.	675,829
		1,317,505
Automotive Parts-Retail/Wholesale - 1.41%
10,900	Genuine Parts Co.	597,320

Automobile-Manufacturing - 0.30%
1,500	Toyota Motor Corp. (Japan) ADR	124,935

Banks - 4.85%
36,500	Bank of America Corp.	428,875
13,800	Bank of New York Mellon Corp.	387,918
25,000	BB&T Corp.	688,500
21,100	US Bancorp	540,160
		2,045,453
Beverages - 1.36%
8,600	Coca-Cola Co.	574,566

Chemicals-Diversified - 1.44%
25,900	RPM International, Inc.	608,650

Chemicals-Specialty - 2.03%
8,100	Praxair, Inc.	857,304

Commercial Services - 2.00%
15,400	Ecolab, Inc.	845,152

Communications Equipment - 0.66%
39,700	Nokia Corp. (Finland) ADR	278,694

Computer-Mini/Micro - 1.17%
13,200	Hewlett-Packard Co.	493,416

Containers-Paper/Plastic - 1.19%
15,200	Bemis Co., Inc.	503,424

Cosmetics & Personal Care - 3.14%
22,800	Avon Products, Inc.	677,388
7,400	Colgate-Palmolive Co.	647,722
		1,325,110
Diversified Operations - 6.27%
6,900	3M Co.	651,222
25,200	Corning, Inc.	507,780
14,200	Fortune Brands	919,166
29,100	General Electric Co.	571,524
		2,649,692
Electronic Equipment - 1.50%
11,600	Emerson Electric Co.	632,780

Electronic-Semiconductors - 2.07%
38,800	Intel Corp.	873,388

Finance-Investment Management - 1.60%
5,200	Franklin Resources, Inc.	673,816

Financial Services - 2.97%
22,700	H&R Block, Inc.	367,740
27,400	Paychex, Inc.	885,020
		1,252,760
Food-Misc. Preparation - 3.42%
6,100	Archer Daniels-Midland Co.	197,701
20,700	ConAgra Foods, Inc.	526,401
24,600	Hormel Foods Corp.	721,518
		1,445,620
Household Appliances - 1.42%
8,100	Stanley Black & Decker, Inc.	598,428

Insurance-Life/Property/Casual - 3.21%
15,500	AFLAC, Inc.	740,745
9,900	Travelers Companies, Inc.	614,592
		1,355,337
Leisure Products - 2.67%
10,200	Polaris Industries, Inc.	1,125,570

Machinery-Const./Mining/Farming - 4.34%
25,300	Amcol International Corp.	929,016
2,100	Caterpillar, Inc.	222,180
7,900	Deere & Co.	680,032
		1,831,228
Machinery-Electrical Equipment - 5.66%
11,200	Dover Corp.	752,976
25,000	Johnson Controls, Inc.	990,000
16,800	Tennant Co.	648,984
		2,391,960
Manufacturing - 3.49%
15,300	Illinois Tool Works, Inc.	876,996
14,700	Pentair, Inc.	595,056
		1,472,052
Medical Instruments/Products - 2.11%
21,900	Medtronic, Inc.	891,330

Medical Drugs - 3.80%
12,700	Abbott Laboratories	663,575
14,000	Johnson & Johnson	942,060
		1,605,635
Medical/Dental-Supplies - 1.31%
6,300	Becton Dickinson & Co.	551,565

Metal Ores-Gold/Non Ferrous - 1.20%
16,900	Arch Coal, Inc.	505,141

Oil & Gas- International - 2.40%
6,000	BP Plc (United Kingdom) ADR	277,440
8,800	Exxon Mobil Corp.	734,536
		1,011,976
Paper & Paper Products - 1.59%
9,800	Kimberly Clark Corp.	669,340

Retail-Variety Stores - 1.58%
8,100	Costco Wholesale Corp.	668,088

Retail/Wholesale-Building Products - 1.61%
18,700	Home Depot, Inc.	678,436

Services-Prepackaged Software - 1.92%
32,500	Microsoft Corp.	812,825

Soap & Cleaning Preparations - 1.09%
6,900	Procter & Gamble Co.	462,300

Telecommunications Services - 2.94%
15,600	AT&T Corp.	492,336
17,300	CentryLink, Inc.	747,187
		1,239,523
Textile-Apparel/Mill Products - 1.79%
7,600	VF Corp.	757,492

Transportation-Equipment/Leasing - 1.38%
10,600	Ryder Systems, Inc.	583,000

Transportation-Railroads - 1.81%
7,300	Union Pacific Corp.	766,281

Utility-Electric - 6.51%
29,400	Duke Energy Corp.	551,250
13,400	Edison International	527,424
44,200	MDU Resources Group, Inc.	1,044,446
10,800	NextEra Energy, inc.	625,860
		2,748,980
Utility-Gas Distribution - 2.94%
9,400	National Fuel Gas Co.	677,176
13,900	SCANA Corp.	565,313
		1,242,489
UtilityWater - 1.74%
32,200	Aqua America, Inc.	733,194

Total for Common Stock (Cost $33,225,795) - 98.99%		$ 41,801,755

Cash & Equivalents - 0.90%
381,033	Fidelity Money Market Portfolio Select Class (Cost $381,033) 0.14%**	381,033

	Total Investments - 99.90% (Cost $33,606,828)	42,182,788

	Other Assets Less Liabilities - 0.10%	43,599

	Net Assets - 100.00%	$ 42,226,387

** Variable rate security; the coupon rate shown represents the yield at May 31, 2011.
ADR- American Depository Receipt.

The MP63 Fund, Inc.

Notes to Financial Statements
May 31, 2011 (Unaudited)

1. SECURITY TRANSACTIONS
At May 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$33,606,828 amounted to $8,575,960 which consisted of aggregate gross unrealized appreciation of $11,121,753 and aggregate gross unrealized depreciation of $2,545,793.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$41,801,755	$0	$0	$41,801,755
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$381,033	$0	$0	$381,033
Total	$42,182,788	$0	$0	$42,182,788

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 18, 2011

By /s/David Fish

*David Fish

Treasurer

Date July 18, 2011

* Print the name and title of each signing officer under his or her signature.